Stock-Based Compensation (Details) - Schedule of stock option activity - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity Incentive Plan [Member]
Stock-Based Compensation (Details) - Schedule of stock option activity [Line Items]
Number of Options, Outstanding	31,962,921	30,402,801
Weighted Average Exercise Price, Outstanding	$ 2.81	$ 2.45
Weighted Average Remaining Contractual Life (Years), Outstanding	7 years 9 months 7 days	8 years 9 months
Number of Options, Outstanding	$ 86,075	$ 885
Number of Options, Granted		5,287,031
Weighted Average Exercise Price,Granted		$ 4.74
Number of Options, Exercised	(268,702)	(2,757,671)
Weighted Average Exercise Price, Exercised	$ 2.5	$ 2.3
Aggregate Intrinsic Value, Exercised		$ 7,740
Number of Options, Expired/forfeited	(1,049,835)	(969,240)
Weighted Average Exercise Price, Expired/forfeited	$ 3.4	$ 3.65
Number of Options, Outstanding		31,962,921
Weighted Average Exercise Price, Outstanding		$ 2.81
Weighted Average Remaining Contractual Life (Years), Outstanding	7 years 4 months 2 days	7 years 9 months 7 days
Aggregate Intrinsic Value, Outstanding		$ 86,075
Number of Options, Exercisable		14,777,334
Weighted Average Exercise Price, Exercisable		$ 2.51
Weighted Average Remaining Contractual Life (Years), Exercisable		6 years 11 months 4 days
Aggregate Intrinsic Value, Exercisable		$ 41,622
Number of Options, Vested and expected to vest		26,660,149
Weighted Average Exercise Price, Vested and expected to vest		$ 2.73
Weighted Average Remaining Contractual Life (Years), Vested and expected to vest		7 years 7 months 2 days
Aggregate Intrinsic Value, Vested and expected to vest		$ 72,705
STI Plan [Member]
Stock-Based Compensation (Details) - Schedule of stock option activity [Line Items]
Number of Options, Outstanding	9,526,727	6,490,208
Weighted Average Exercise Price, Outstanding	$ 5.55	$ 2.49
Weighted Average Remaining Contractual Life (Years), Outstanding	8 years	9 years 3 months 3 days
Number of Options, Outstanding	$ 13,905	$ 1,174
Number of Options, Granted		5,516,399
Weighted Average Exercise Price,Granted		$ 7.82
Number of Options, Exercised	(492,973)	(1,630,925)
Weighted Average Exercise Price, Exercised	$ 2.41	$ 2.54
Aggregate Intrinsic Value, Exercised		$ 8,807
Number of Options, Expired/forfeited	(243,815)	(848,955)
Weighted Average Exercise Price, Expired/forfeited	$ 8.02	$ 2.68
Number of Options, Outstanding		9,526,727
Weighted Average Exercise Price, Outstanding		$ 5.55
Weighted Average Remaining Contractual Life (Years), Outstanding	8 years 4 months 24 days	8 years 3 days
Aggregate Intrinsic Value, Outstanding		$ 13,905
Number of Options, Exercisable		3,637,954
Weighted Average Exercise Price, Exercisable		$ 2.95
Weighted Average Remaining Contractual Life (Years), Exercisable		6 years 2 months 26 days
Aggregate Intrinsic Value, Exercisable		$ 9,364
Number of Options, Vested and expected to vest		7,608,158
Weighted Average Exercise Price, Vested and expected to vest		$ 4.81
Weighted Average Remaining Contractual Life (Years), Vested and expected to vest		7 years 8 months 4 days
Aggregate Intrinsic Value, Vested and expected to vest		$ 13,896